Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2021
Entity Registrant Name	dei_EntityRegistrantName	ADVISORSHARES TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001408970
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 03, 2022
Document Effective Date	dei_DocumentEffectiveDate	Oct. 03, 2022
Prospectus Date	rr_ProspectusDate	Nov. 01, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

ADVISORSHARES TRUST

ADVISORSHARES STAR GLOBAL BUY-WRITE ETF

NYSE Arca Ticker: VEGA

Supplement dated October 3, 2022 to the

Summary Prospectus, Prospectus and Statement of Additional Information

dated November 1, 2021

This supplement provides new and additional information beyond that contained in the Summary Prospectus, Prospectus and Statement of Additional Information for the AdvisorShares STAR Global Buy-Write ETF (the “Fund”). It should be read in conjunction with those documents and retained for future reference.

Effective October 1, 2022, the Fund’s aggregate investment advisory fee was reduced from 1.35% to 0.85% and its sub-advisory fee was reduced from 0.85% to 0.55%. There was no change to the Fund’s 1.85% contractual expense cap.

AdvisorShares STAR Global Buy-Write ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	VEGA
[custom:SupplementClosingTextBlock]	CIK0001408970_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.
Risk/Return [Heading]	rr_RiskReturnHeading	ADVISORSHARES STAR GLOBAL BUY-WRITE ETF